                        SUPPLEMENT DATED OCTOBER 7, 2002
                                       TO
                    PROSPECTUSES DATED MAY 1, 2002 OR LATER

This Supplement is intended to be distributed with current prospectuses
(dated May 1, 2002 or later) for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectuses. The variable annuity contracts involved bear the title "ACCOMMODATOR VARIABLE ANNUITY," "ACCOMMODATOR 2000 VARIABLE ANNUITY," "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE PREFERRED VARIABLE ANNUITY," "INDEPENDENCE 2000 VARIABLE ANNUITY,""MARKETPLACE VARIABLE ANNUITY," or "PATRIOT VARIABLE ANNUITY."

This Supplement amends the Product Prospectuses.

Revised Fee Table

     The fund expenses shown in the Product Prospectuses for the Large Cap Growth and Small/Mid Cap CORE/SM/ Funds have changed. The shareholders approved increases in investment management fees for these funds of the Variable Series Trust, effective October 7, 2002. The fee table in the Product Prospectuses does not reflect those increases. Set out below is a supplementary expense table which shows what the affected Fund's expenses would have been had the investment management fee increases been in place for all of 2001:


                                                                                                    Total Fund       Total Fund
                                              Investment    Distribution and   Other Operating      Operating         Operating
                                              Management         Service        Expenses With     Expenses With     Expenses Absent
Fund Name                                         Fee         (12b-1) Fees      Reimbursement     Reimbursement      Reimbursement
---------                                     ----------    ----------------   ---------------    -------------     -------------
JOHN HANCOCK VARIABLE SERIES TRUST I:
Large Cap Growth ............................   0.80%             N/A                0.03%            0.83%             0.83%
Small/Mid Cap CORE/SM/ ......................   1.05%             N/A                0.10%            1.15%             1.40%

Revised Examples

     The following tables revise the examples contained in the Product Prospectuses with respect to the Large Cap Growth and Small/Mid Cap CORE/SM/ investment options. The tables show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

     Revised Examples - ACCOMMODATOR

Periodic Premium Deferred Contract - If you "surrender" (turn in) a periodic premium deferred ACCOMMODATOR contract or begin receiving annuity payments under one of its annuity payment options at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 97      $133      $172      $279
Small/Mid Cap CORE/SM/                      $100      $142      $187      $309


Single Premium Deferred Contract - If you "surrender" (turn in) a single premium deferred ACCOMMODATOR contract or begin receiving annuity payments under one of its annuity payment options at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 73      $109      $149      $258
Small/Mid Cap CORE/SM/                      $ 76      $119      $164      $290

Single Premium Immediate Contract - Assuming that annuity payments begin at the earliest possible date on a single premium immediate ACCOMMODATOR annuity contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 77      $114      $153      $262
Small/Mid Cap CORE/SM/                      $ 81      $123      $169      $293


     Revised Examples - ACCOMMODATOR 2000

     If you "surrender" (turn in) an ACCOMMODATOR 2000 variable annuity contract at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 98      $134      $169      $248
Small/Mid Cap CORE/SM/                      $102      $144      $185      $281

     If you begin receiving payments under one of our ACCOMMODATOR 2000 annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 22      $ 67      $115      $248
Small/Mid Cap CORE/SM/                      $ 25      $ 77      $132      $281

     Revised Examples - INDEPENDENCE

     If you "surrender" (turn in) an INDEPENDENCE variable annuity contract at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 95      $142      $183      $258
Small/Mid Cap CORE/SM/                      $ 98      $152      $199      $290

     If you begin receiving payments under one of our INDEPENDENCE annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 23      $ 70      $120      $258
Small/Mid Cap CORE/SM/                      $ 26      $ 80      $137      $290

     Revised Examples - INDEPENDENCE PREFERRED

     If you "surrender" (turn in) an INDEPENDENCE PREFERRED variable annuity contract at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 96      $145      $188      $269
Small/Mid Cap CORE/SM/                      $ 99      $155      $204      $300

     If you begin receiving payments under one of our INDEPENDENCE PREFERRED annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 24      $ 73      $126      $269
Small/Mid Cap CORE/SM/                      $ 27      $ 83      $141      $300

Revised Examples - INDEPENDENCE 2000

     If you "surrender" (turn in) an INDEPENDENCE 2000 variable annuity contract at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 86      $115      $147      $258
Small/Mid Cap CORE/SM/                      $ 89      $125      $163      $290

     If you begin receiving payments under one of our INDEPENDENCE 2000 annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 23      $ 70      $120      $258
Small/Mid Cap CORE/SM/                      $ 26      $ 80      $137      $290

     Revised Examples - MARKETPLACE

     If you "surrender" (turn in) a MARKETPLACE variable annuity contract at the end of the applicable time period, if you begin receiving payments under one of our MARKETPLACE annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 19      $ 58      $100      $217
Small/Mid Cap CORE/SM/                      $ 22      $ 68      $116      $250

     Revised Examples - PATRIOT

     If you "surrender" (turn in) a PATRIOT variable annuity contract at the end of the applicable time period, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 75      $110      $148      $243
Small/Mid Cap CORE/SM/                      $ 79      $120      $165      $276

     If you begin receiving payments under one of our PATRIOT annuity payment options at the end of the applicable time period, or if you do not surrender your contract, you would pay:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Large Cap Growth                            $ 21      $ 66      $113      $243
Small/Mid Cap CORE/SM/                      $ 25      $ 75      $129      $276

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE VARIABLE SERIES TRUST WAS UPDATED ON OCTOBER 7, 2002 AND CONTAINS DETAILED INFORMATION ABOUT THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL INFORMATION BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.

                        SUPPLEMENT DATED OCTOBER 7, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This Supplement is intended to be distributed with the eVARIABLE ANNUITY prospectus dated May 1, 2002 for certain variable annuity contracts issued by John Hancock Variable Life Insurance Company ("Product Prospectus") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectus.

This Supplement amends the Product Prospectus.

Revised Fee Table

     The fund expenses shown in the Product Prospectus for the Small/Mid Cap CORE/SM/ Fund have changed. The shareholders approved increases in investment management fees for this fund of the Variable Series Trust, effective October 7, 2002. The fee table in the Product Prospectus does not reflect those increases. Set out below is a supplementary expense table that shows what the Fund's expenses would have been had the investment management fee increases been in place for all of 2001:

                                                                                            Total Fund             Total Fund
                                 Investment   Distribution and      Other Operating         Operating              Operating
                                 Management        Service           Expenses With         Expenses With        Expenses Absent
Fund Name                           Fee         (12b-1) Fees         Reimbursement         Reimbursement         Reimbursement
---------                        ----------   ----------------      ---------------       --------------        ----------------
JOHN HANCOCK VARIABLE SERIES
  TRUST I:
Small/Mid Cap CORE/SM/ .........   1.05%           N/A                  0.10%                 1.15%                  1.40%

Revised Examples

     The following table revises the examples contained in the Product Prospectus with respect to Small/Mid Cap CORE/SM/ investment allocations. The table shows the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

     If you "surrender" (turn in) an eVARIABLE ANNUITY annuity contract at the end of the applicable time period, if you begin receiving payments under one of the annuity payment options of an eVARIABLE ANNUITY contract at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                               1 YEAR    3 YEARS     5 YEARS     10 YEARS
                               ------    -------     -------     --------
Small/Mid Cap CORE/SM/           $18       $57         $97          $212


THE STATEMENT OF ADDITIONAL INFORMATION FOR THE VARIABLE SERIES TRUST WAS UPDATED ON OCTOBER 7, 2002 AND CONTAINS DETAILED INFORMATION ABOUT THE FUND MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL INFORMATION BEFORE SELECTING THE FUNDS AS AN INVESTMENT OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.